Accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and other current liabilities
Payables to merchants and other partners	¥ 1,935,147	¥ 1,271,021	¥ 1,391,093
Due to consumers in financial services	7,082,964	3,207,304	2,946,243
Employee compensation and welfare payable	2,715,022	2,325,295	2,410,332
Tax payables	2,505,109	2,059,843	1,658,525
Payables and accruals for other costs and expenses	3,013,301	2,614,514	2,383,335
Provision for the shareholder class action lawsuits	5,201,312
Security deposits received	1,528,547	1,411,875	1,414,683
Payables related to market and promotion expenses	1,912,148	1,188,268	1,140,401
Deferred revenue and customer advances	833,251	685,846	905,524
Payables related to property and equipment	429,438	433,668	283,889
Other current financial liabilities measured at FVTPL	1,151,472	427,208	32,971
Others	1,338,346	1,147,778	1,213,665
Total	¥ 29,646,057	¥ 16,772,620	¥ 15,780,661